CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Investments in debt securities (i)	R$ 184.5	R$ 242.2
Non-current assets	184.5	242.2
Financial assets at fair value through profit or loss	1,170.5	277.2
Investments in debt securities	71.5
Current assets	1,242.0	277.2
Total	R$ 1,426.5	R$ 519.4